Warrants - Class B Warrants - Additional Information (Detail) - Class B Warrant - $ / shares	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Cashless exercise of warrants	334,889
Issuance of common stock upon exercise of warrants under cashless exercise provision	151
Exercise price	$ 0.03	$ 5.60	$ 0.20